OTHER ASSETS	12 Months Ended
Dec. 31, 2021
OTHER ASSETS
OTHER ASSETS

19. OTHER ASSETS

	December 31	December 31
($ millions)	2021	2020
Investments	391	323
Prepaids and other	916	954
	1 307	1 277

Prepaids and other includes long-term accounts receivable related to deposits paid on Notices of Reassessments that have been received from the Canada Revenue Agency and are unlikely to be settled within one year.